Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2025
STE-NPRT1-1025
1.9890710.106
Common Stocks - 56.7%
	Shares	Value ($)
BRAZIL - 2.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	8,400	20,772,444
Textiles, Apparel & Luxury Goods - 0.0%
Azzas 2154 SA	807,800	5,171,434
TOTAL CONSUMER DISCRETIONARY		25,943,878

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleo Brasileiro SA - Petrobras	1,387,850	8,639,106
Petroleo Brasileiro SA - Petrobras ADR (c)	3,774,126	46,799,163
PRIO SA/Brazil (b)	7,807,888	54,535,761
		109,974,030
Financials - 1.2%
Banks - 0.8%
Inter & Co Inc depository receipt	1,233,537	10,511,063
Itau Unibanco Holding SA	10,401,602	73,841,523
NU Holdings Ltd/Cayman Islands Class A (b)	9,608,305	142,202,915
		226,555,501
Capital Markets - 0.4%
Banco BTG Pactual SA unit	12,276,834	101,577,648
XP Inc Class A	491,100	8,908,554
		110,486,202
TOTAL FINANCIALS		337,041,703

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Hapvida Participacoes e Investimentos S/A (b)(d)(e)	1,988,467	15,297,170
Industrials - 0.0%
Ground Transportation - 0.0%
Localiza Rent a Car SA	1,626,005	10,748,363
Information Technology - 0.1%
Software - 0.1%
TOTVS SA	2,648,800	21,056,149
Materials - 0.4%
Metals & Mining - 0.4%
Gerdau SA ADR	17,494,942	53,884,421
Vale SA ADR	7,172,652	73,734,863
		127,619,284
Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	1,917,600	15,922,674
Equatorial Energia SA	2,906,800	19,606,164
		35,528,838
TOTAL BRAZIL		683,209,415
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	284,600	22,016,168
Materials - 0.0%
Metals & Mining - 0.0%
Torex Gold Resources Inc (b)	257,625	8,593,440
TOTAL CANADA		30,609,608
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	2,336,800	67,748,085
CHINA - 17.3%
Communication Services - 5.3%
Entertainment - 0.9%
NetEase Cloud Music Inc (b)(d)(e)	535,550	19,194,749
Netease Inc	1,430,620	38,979,371
Netease Inc ADR	228,141	31,070,523
Tencent Music Entertainment Group A Shares	7,572,668	93,595,960
Tencent Music Entertainment Group Class A ADR	3,162,759	77,550,851
		260,391,454
Interactive Media & Services - 4.4%
Kuaishou Technology B Shares (b)(d)(e)	2,475,100	23,923,903
Tencent Holdings Ltd	15,650,753	1,212,064,870
		1,235,988,773
TOTAL COMMUNICATION SERVICES		1,496,380,227

Consumer Discretionary - 4.9%
Automobile Components - 0.2%
Fuyao Glass Industry Group Co Ltd A Shares (China)	326,700	3,007,814
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	813,600	7,180,512
Hesai Group ADR (b)	1,043,764	26,897,798
Minth Group Ltd	3,792,000	15,993,966
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China)	2,573,100	13,429,642
		66,509,732
Automobiles - 0.4%
BYD Co Ltd H Shares	8,463,623	119,403,260
Broadline Retail - 2.8%
Alibaba Group Holding Ltd	13,690,692	226,685,955
Alibaba Group Holding Ltd ADR	1,473,735	198,954,225
JD.com Inc ADR	1,621,616	50,383,609
PDD Holdings Inc Class A ADR (b)	2,345,513	281,977,573
		758,001,362
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	192,020	918,802
TAL Education Group Class A ADR (b)	3,777,000	40,111,740
		41,030,542
Hotels, Restaurants & Leisure - 1.0%
H World Group Ltd	261,480	977,898
H World Group Ltd ADR	249,200	9,183,020
Meituan B Shares (b)(d)(e)	7,764,816	103,419,122
Shangri-La Asia Ltd	34,390,426	20,160,894
Trip.com Group Ltd	1,192,721	88,293,987
Trip.com Group Ltd ADR	514,960	37,978,300
Yum China Holdings Inc	502,800	22,485,216
		282,498,437
Household Durables - 0.2%
Haier Smart Home Co Ltd A Shares (China)	14,338,141	52,808,751
Haier Smart Home Co Ltd H Shares	4,405,400	14,828,773
Midea Group Co Ltd A Shares (China)	240,458	2,485,340
		70,122,864
Textiles, Apparel & Luxury Goods - 0.2%
ANTA Sports Products Ltd	3,710,400	45,692,823
Bosideng International Holdings Ltd	21,974,000	12,656,438
Li Ning Co Ltd	2,440,000	5,912,590
		64,261,851
TOTAL CONSUMER DISCRETIONARY		1,401,828,048

Consumer Staples - 0.4%
Beverages - 0.4%
China Resources Beverage Holdings Co Ltd	1,918,200	2,807,602
Eastroc Beverage Group Co Ltd A Shares (China)	991,700	42,956,750
Kweichow Moutai Co Ltd A Shares (China)	248,833	51,695,446
Tsingtao Brewery Co Ltd A Shares (China)	56,182	547,617
Tsingtao Brewery Co Ltd H Shares	430,000	2,788,339
		100,795,754
Food Products - 0.0%
China Mengniu Dairy Co Ltd	1,145,000	2,232,570
Personal Care Products - 0.0%
Shanghai Chicmax Cosmetic Co Ltd H Shares	617,400	7,159,638
TOTAL CONSUMER STAPLES		110,187,962

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
China Merchants Energy Shipping Co Ltd A Shares (China)	4,465,069	4,065,070
Financials - 2.1%
Banks - 0.8%
Bank of Chengdu Co Ltd A Shares (China)	8,771,270	22,722,319
China Construction Bank Corp H Shares	161,632,690	155,713,104
China Merchants Bank Co Ltd A Shares (China)	294,500	1,772,420
China Merchants Bank Co Ltd H Shares	2,688,452	16,553,870
Industrial & Commercial Bank of China Ltd H Shares	53,508,805	39,605,645
		236,367,358
Capital Markets - 0.0%
Huatai Securities Co Ltd H Shares (d)(e)	2,235,200	5,657,173
Insurance - 1.3%
China Life Insurance Co Ltd H Shares	57,393,074	176,843,261
China Pacific Insurance Group Co Ltd H Shares	4,364,400	19,852,687
PICC Property & Casualty Co Ltd H Shares	32,871,000	79,104,607
Ping An Insurance Group Co of China Ltd H Shares	10,978,997	79,934,193
		355,734,748
TOTAL FINANCIALS		597,759,279

Health Care - 1.2%
Biotechnology - 0.2%
BeOne Medicines Ltd H Shares (b)	1,408,000	33,269,656
Innovent Biologics Inc (b)(d)(e)	991,000	12,312,020
Zai Lab Ltd ADR (b)(c)	375,672	12,434,743
		58,016,419
Health Care Equipment & Supplies - 0.1%
APT Medical Inc A Shares (China)	146,300	5,835,458
Shanghai Conant Optical Co Ltd H Shares	2,302,738	14,249,770
		20,085,228
Life Sciences Tools & Services - 0.4%
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	9,084,700	125,744,228
Pharmaceuticals - 0.5%
Hansoh Pharmaceutical Group Co Ltd (d)(e)	31,776,192	146,825,532
TOTAL HEALTH CARE		350,671,407

Industrials - 1.9%
Electrical Equipment - 0.7%
Contemporary Amperex Technology Co Ltd A Shares (China)	2,845,094	122,085,907
Sieyuan Electric Co Ltd A Shares (China)	5,756,706	70,679,158
		192,765,065
Ground Transportation - 0.4%
Full Truck Alliance Co Ltd ADR	9,722,984	126,884,941
Machinery - 0.8%
Airtac International Group	716,000	18,341,303
Huaming Power Equipment Co Ltd A Shares (China)	2,137,900	5,776,447
Neway Valve Suzhou Co Ltd A Shares (China)	2,941,500	13,699,632
Shenzhen Inovance Technology Co Ltd A Shares (China)	12,133,076	127,712,547
Weichai Power Co Ltd A Shares (China)	1,129,400	2,398,710
Weichai Power Co Ltd H Shares	1,383,000	2,891,784
Zhejiang Dingli Machinery Co Ltd A Shares (China)	3,345,200	25,516,282
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares	5,555,800	22,207,521
		218,544,226
Passenger Airlines - 0.0%
Spring Airlines Co Ltd A Shares (China)	187,000	1,399,052
TOTAL INDUSTRIALS		539,593,284

Information Technology - 1.1%
Communications Equipment - 0.0%
Zhongji Innolight Co Ltd A Shares (China)	139,967	6,940,656
Electronic Equipment, Instruments & Components - 0.4%
Luxshare Precision Industry Co Ltd A Shares (China)	8,465,700	54,523,446
Shengyi Technology Co Ltd A Shares (China)	2,020,600	15,044,893
Shennan Circuits Co Ltd A Shares (China)	1,282,300	35,522,925
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	567,835	5,444,379
		110,535,643
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	112,007	3,365,031
Montage Technology Co Ltd A Shares (China)	976,400	16,822,177
NAURA Technology Group Co Ltd A Shares (China)	470,396	24,552,471
		44,739,679
Software - 0.0%
Pony AI Inc ADR (c)	601,700	8,646,429
Technology Hardware, Storage & Peripherals - 0.5%
Lenovo Group Ltd	2,904,000	4,127,551
Xiaomi Corp B Shares (b)(d)(e)	21,764,607	148,540,190
		152,667,741
TOTAL INFORMATION TECHNOLOGY		323,530,148

Materials - 0.4%
Chemicals - 0.0%
Tianqi Lithium Corp A Shares (China) (b)	81,900	504,888
Tianqi Lithium Corp H Shares (b)	391,000	2,039,390
		2,544,278
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd H Shares	4,480,000	14,079,918
China National Building Material Co Ltd H Shares	8,352,000	6,042,624
		20,122,542
Metals & Mining - 0.3%
Baoshan Iron & Steel Co Ltd A Shares (China)	5,190,601	5,045,205
Zhaojin Mining Industry Co Ltd H Shares	1,063,500	3,287,839
Zijin Mining Group Co Ltd H Shares	22,376,608	73,426,161
		81,759,205
TOTAL MATERIALS		104,426,025

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
China Overseas Land & Investment Ltd	403,000	719,098
China Resources Land Ltd	1,757,000	6,887,810
KE Holdings Inc A Shares	661,434	3,877,496
		11,484,404
TOTAL CHINA		4,939,925,854
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd Class A (b)(c)	3,061,537	27,063,064
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC	1,651,937	57,436,190
FRANCE - 0.3%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	11,800	28,865,879
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	288,943	53,882,686
TOTAL FRANCE		82,748,565
GEORGIA - 0.1%
Financials - 0.1%
Banks - 0.1%
TBC Bank Group PLC	544,167	32,177,955
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)(c)	134,100	13,410,000
GREECE - 1.0%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	862,000	19,332,059
Financials - 0.9%
Banks - 0.9%
Alpha Bank SA	2,974,300	11,799,412
Eurobank Ergasias Services and Holdings SA	27,564,367	101,300,837
National Bank of Greece SA	7,432,100	102,859,648
Piraeus Financial Holdings SA	5,233,310	40,500,661
		256,460,558
TOTAL GREECE		275,792,617
HONG KONG - 0.6%
Financials - 0.5%
Capital Markets - 0.4%
Futu Holdings Ltd Class A ADR	374,924	69,585,894
Hong Kong Exchanges & Clearing Ltd	279,200	16,357,821
		85,943,715
Insurance - 0.1%
AIA Group Ltd	3,690,200	35,072,975
TOTAL FINANCIALS		121,016,690

Industrials - 0.1%
Building Products - 0.0%
Aux Electric Co Ltd	3,024,800	6,827,454
Machinery - 0.1%
Techtronic Industries Co Ltd	2,391,000	30,794,227
TOTAL INDUSTRIALS		37,621,681

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)	1,043,000	4,629,312
TOTAL HONG KONG		163,267,683
HUNGARY - 1.1%
Financials - 0.9%
Banks - 0.9%
OTP Bank Nyrt	2,699,319	235,266,501
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	2,298,113	69,660,126
TOTAL HUNGARY		304,926,627
INDIA - 6.5%
Communication Services - 0.4%
Media - 0.0%
Affle 3i Ltd (b)	521,997	11,303,094
Wireless Telecommunication Services - 0.4%
Bharti Airtel Ltd	5,230,818	112,240,693
TOTAL COMMUNICATION SERVICES		123,543,787

Consumer Discretionary - 0.6%
Automobiles - 0.1%
Eicher Motors Ltd	385,073	26,676,536
Hotels, Restaurants & Leisure - 0.5%
Eternal Ltd (b)	30,740,259	109,645,121
MakeMyTrip Ltd (b)(c)	409,266	40,415,017
		150,060,138
TOTAL CONSUMER DISCRETIONARY		176,736,674

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Reliance Industries Ltd	8,357,049	128,841,292
Financials - 2.9%
Banks - 2.2%
Axis Bank Ltd	967,678	11,485,480
HDFC Bank Ltd/Gandhinagar	24,903,198	269,078,011
HDFC Bank Ltd/Gandhinagar ADR	890,753	63,385,983
ICICI Bank Ltd	10,392,161	164,838,428
ICICI Bank Ltd ADR	2,612,467	82,919,703
Kotak Mahindra Bank Ltd	1,096,800	24,420,282
		616,127,887
Capital Markets - 0.3%
360 ONE WAM Ltd	2,856,900	33,045,682
Central Depository Services India Ltd (d)	395,183	6,392,587
HDFC Asset Management Co Ltd (d)(e)	887,633	55,050,337
		94,488,606
Consumer Finance - 0.2%
Bajaj Finance Ltd	4,871,851	48,583,821
Five-Star Business Finance Ltd	2,224,838	13,770,698
		62,354,519
Insurance - 0.2%
HDFC Life Insurance Co Ltd (d)(e)	4,009,288	35,157,370
SBI Life Insurance Co Ltd (d)(e)	808,300	16,561,812
		51,719,182
TOTAL FINANCIALS		824,690,194

Health Care - 0.3%
Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd	58,911	5,092,770
Max Healthcare Institute Ltd	5,318,633	69,712,079
		74,804,849
Pharmaceuticals - 0.0%
Mankind Pharma Ltd	422,243	11,855,568
TOTAL HEALTH CARE		86,660,417

Industrials - 0.9%
Aerospace & Defense - 0.3%
Hindustan Aeronautics Ltd (d)	1,638,577	80,654,507
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	3,823,718	156,285,759
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (d)(e)	195,560	12,551,017
Professional Services - 0.1%
Computer Age Management Services Ltd	470,400	19,800,474
TOTAL INDUSTRIALS		269,291,757

Information Technology - 0.4%
IT Services - 0.4%
Infosys Ltd	1,545,061	25,942,983
Tata Consultancy Services Ltd	2,333,054	81,677,597
		107,620,580
Materials - 0.3%
Construction Materials - 0.3%
JK Cement Ltd	817,900	64,550,886
Metals & Mining - 0.0%
Tata Steel Ltd	5,086,709	8,927,634
TOTAL MATERIALS		73,478,520

Utilities - 0.2%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	4,742,900	14,837,457
Independent Power and Renewable Electricity Producers - 0.2%
NTPC Ltd	14,101,852	52,456,736
TOTAL UTILITIES		67,294,193

TOTAL INDIA		1,858,157,414
INDONESIA - 1.0%
Consumer Staples - 0.1%
Food Products - 0.1%
Indofood CBP Sukses Makmur Tbk PT	27,361,200	14,896,504
Indofood Sukses Makmur Tbk PT	48,203,900	21,785,771
		36,682,275
Financials - 0.9%
Banks - 0.9%
Bank Central Asia Tbk PT	373,421,580	182,942,951
Bank Mandiri Persero Tbk PT	53,330,000	15,284,532
Bank Rakyat Indonesia Persero Tbk PT	152,782,413	37,505,391
		235,732,874
TOTAL INDONESIA		272,415,149
ITALY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Ferrari NV (c)	33,800	16,129,698
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	84,700	9,792,126
TOTAL ITALY		25,921,824
KAZAKHSTAN - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
NAC Kazatomprom JSC GDR (d)	497,767	23,146,165
Financials - 0.4%
Consumer Finance - 0.4%
Kaspi.KZ JSC ADR	1,154,504	108,477,196
TOTAL KAZAKHSTAN		131,623,361
KOREA (SOUTH) - 5.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
KT Corp	974,510	37,957,674
Interactive Media & Services - 0.1%
Kakao Corp	197,610	8,860,518
Webtoon Entertainment Inc (b)(c)	1,823,808	26,390,502
		35,251,020
TOTAL COMMUNICATION SERVICES		73,208,694

Consumer Discretionary - 0.5%
Automobile Components - 0.3%
Hyundai Mobis Co Ltd	296,140	67,721,790
Automobiles - 0.2%
Hyundai Motor Co	164,234	25,891,343
Kia Corp	437,567	33,154,358
		59,045,701
Broadline Retail - 0.0%
Coupang Inc Class A (b)	474,000	13,546,920
TOTAL CONSUMER DISCRETIONARY		140,314,411

Consumer Staples - 0.1%
Tobacco - 0.1%
KT&G Corp	388,939	37,672,489
Financials - 0.2%
Banks - 0.2%
KB Financial Group Inc	277,455	21,701,137
Shinhan Financial Group Co Ltd	169,690	7,962,571
Woori Financial Group Inc	1,051,453	18,783,811
		48,447,519
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	123,509	11,932,509
Insurance - 0.0%
Samsung Fire & Marine Insurance Co Ltd	21,633	6,894,816
TOTAL FINANCIALS		67,274,844

Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (b)(d)(e)	79,370	57,038,564
Industrials - 0.7%
Aerospace & Defense - 0.4%
Hanwha Aerospace Co Ltd	46,322	29,417,378
Korea Aerospace Industries Ltd	1,148,466	78,578,878
		107,996,256
Electrical Equipment - 0.0%
Doosan Enerbility Co Ltd (b)	448,540	19,752,267
Industrial Conglomerates - 0.1%
SK Square Co Ltd (b)	255,629	27,149,483
Machinery - 0.2%
HD HYUNDAI MIPO	160,590	23,640,417
Samsung Heavy Industries Co Ltd (b)	1,800,029	27,554,546
		51,194,963
TOTAL INDUSTRIALS		206,092,969

Information Technology - 3.4%
Semiconductors & Semiconductor Equipment - 0.7%
SK Hynix Inc	1,104,096	210,667,054
Technology Hardware, Storage & Peripherals - 2.7%
Samsung Electronics Co Ltd	14,202,012	710,526,237
Samsung Electronics Co Ltd GDR (d)	21,489	26,560,404
		737,086,641
TOTAL INFORMATION TECHNOLOGY		947,753,695

TOTAL KOREA (SOUTH)		1,529,355,666
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	7,881,000	41,449,683
MALAYSIA - 0.3%
Financials - 0.3%
Banks - 0.3%
CIMB Group Holdings Bhd	46,611,336	81,883,632
MEXICO - 2.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV ADR (c)	3,369,600	67,358,304
America Movil SAB de CV Series B	25,081,346	24,967,795
		92,326,099
Consumer Staples - 1.0%
Beverages - 0.2%
Fomento Economico Mexicano SAB de CV ADR	701,922	60,814,522
Consumer Staples Distribution & Retail - 0.7%
BBB Foods Inc Class A (b)	760,795	20,465,386
Grupo Comercial Chedraui SA de CV (c)	1,889,700	15,276,960
Wal-Mart de Mexico SAB de CV Series V	42,157,500	125,854,746
		161,597,092
Food Products - 0.1%
Gruma SAB de CV Series B	2,251,291	38,702,978
TOTAL CONSUMER STAPLES		261,114,592

Financials - 0.2%
Banks - 0.2%
Banco del Bajio SA (c)(d)(e)	3,923,500	9,358,634
Grupo Financiero Banorte SAB de CV	6,720,324	61,462,097
		70,820,731
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	861,700	11,020,729
Grupo Aeroportuario del Pacifico SAB de CV Series B (c)	1,694,004	40,738,870
		51,759,599
Materials - 0.4%
Construction Materials - 0.2%
Cemex SAB de CV ADR	7,471,300	67,914,117
Metals & Mining - 0.2%
Grupo Mexico SAB de CV Series B	9,164,790	60,077,262
TOTAL MATERIALS		127,991,379

Real Estate - 0.2%
Industrial REITs - 0.1%
Prologis Property Mexico SA de CV (c)	4,681,100	17,262,724
Real Estate Management & Development - 0.1%
Corp Inmobiliaria Vesta SAB de CV ADR (c)	960,730	26,381,646
TOTAL REAL ESTATE		43,644,370

TOTAL MEXICO		647,656,770
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
BE Semiconductor Industries NV	85,900	11,566,907
NIGERIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Guaranty Trust Holding Co PLC (United Kingdom)	102,934,740	6,690,758
PERU - 0.7%
Financials - 0.5%
Banks - 0.5%
Credicorp Ltd	574,167	147,675,753
Materials - 0.2%
Metals & Mining - 0.2%
Cia de Minas Buenaventura SAA ADR	2,638,151	50,494,210
TOTAL PERU		198,169,963
PHILIPPINES - 0.2%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	4,490,751	37,955,868
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	36,672,631	17,968,595
TOTAL PHILIPPINES		55,924,463
POLAND - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(d)(e)	3,974,035	39,825,421
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(d)(e)	1,762,100	21,970,031
Financials - 0.3%
Banks - 0.3%
Powszechna Kasa Oszczednosci Bank Polski SA	4,165,492	81,167,477
TOTAL POLAND		142,962,929
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (Russia) (b)(f)	5,946,277	60
LUKOIL PJSC (b)(f)	345,667	0
LUKOIL PJSC ADR (b)(f)	499,400	5
		65
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	3,314,825	0
Sberbank of Russia PJSC (Russia) (b)(f)	617,111	6
Sberbank of Russia PJSC ADR (b)(f)	1,653,549	17
		23
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (b)(f)	88,909	0
Phosagro Pjsc GDR (b)(d)(f)	1	0
Phosagro Pjsc GDR (b)(d)(f)	1,718	0
		0
TOTAL RUSSIA		88
SAUDI ARABIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	3,585,065	90,004,030
Saudi National Bank/The	1,898,726	17,619,967
		107,623,997
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dr Sulaiman Al Habib Medical Services Group Co	144,354	9,271,711
Materials - 0.0%
Chemicals - 0.0%
SABIC Agri-Nutrients Co	374,422	12,114,181
TOTAL SAUDI ARABIA		129,009,889
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Sea Ltd Class A ADR (b)	177,399	33,092,009
SOUTH AFRICA - 2.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	6,350,038	53,924,926
Consumer Discretionary - 1.5%
Broadline Retail - 1.4%
Naspers Ltd Class N	1,196,776	394,085,989
Specialty Retail - 0.1%
Pepkor Holdings Ltd (d)(e)	20,162,166	29,031,690
TOTAL CONSUMER DISCRETIONARY		423,117,679

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shoprite Holdings Ltd	575,953	8,584,769
Food Products - 0.0%
Tiger Brands Ltd	752,192	13,261,435
TOTAL CONSUMER STAPLES		21,846,204

Financials - 0.6%
Banks - 0.3%
Capitec Bank Holdings Ltd	148,498	30,041,970
Standard Bank Group Ltd	3,326,383	46,927,646
		76,969,616
Financial Services - 0.2%
FirstRand Ltd	14,451,551	60,960,312
Insurance - 0.1%
OUTsurance Group Ltd	5,568,509	23,978,682
TOTAL FINANCIALS		161,908,610

Materials - 0.4%
Chemicals - 0.1%
Sasol Ltd (b)	5,190,279	35,005,422
Metals & Mining - 0.3%
Gold Fields Ltd ADR	658,600	22,049,928
Impala Platinum Holdings Ltd (b)	7,353,872	66,729,878
		88,779,806
TOTAL MATERIALS		123,785,228

TOTAL SOUTH AFRICA		784,582,647
SWEDEN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
VEF AB (b)	25,177,300	5,639,588
TAIWAN - 9.7%
Communication Services - 0.1%
Entertainment - 0.1%
International Games System Co Ltd	627,000	15,628,897
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	1,846,000	5,072,969
TOTAL COMMUNICATION SERVICES		20,701,866

Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Eclat Textile Co Ltd	4,183,000	54,522,693
Consumer Staples - 0.0%
Food Products - 0.0%
Uni-President Enterprises Corp	807,000	2,037,305
Financials - 0.0%
Banks - 0.0%
CTBC Financial Holding Co Ltd	3,344,000	4,485,374
E.Sun Financial Holding Co Ltd	4,059,250	4,430,250
		8,915,624
Industrials - 0.2%
Electrical Equipment - 0.0%
Voltronic Power Technology Corp	339,000	10,892,734
Machinery - 0.2%
Hiwin Technologies Corp	7,273,112	50,398,948
TOTAL INDUSTRIALS		61,291,682

Information Technology - 9.2%
Communications Equipment - 0.2%
Accton Technology Corp	1,936,982	63,770,078
Electronic Equipment, Instruments & Components - 1.3%
Chroma ATE Inc	3,319,660	62,882,409
Delta Electronics Inc	1,387,000	31,953,380
E Ink Holdings Inc	4,466,000	38,106,120
Elite Material Co Ltd	2,233,394	88,401,937
Foxconn Technology Co Ltd	383,000	882,764
Gold Circuit Electronics Ltd	596,000	9,767,634
Hon Hai Precision Industry Co Ltd	11,859,515	78,295,944
Lotes Co Ltd	34,000	1,598,443
Taiwan Union Technology Corp	619,000	7,387,775
Unimicron Technology Corp	3,482,000	16,249,898
Yageo Corp	7,947,416	35,988,405
Zhen Ding Technology Holding Ltd	871,000	5,557,446
		377,072,155
Semiconductors & Semiconductor Equipment - 7.6%
Alchip Technologies Ltd	319,082	41,759,185
ASE Technology Holding Co Ltd	1,986,531	9,647,531
ASPEED Technology Inc	118,000	19,180,288
eMemory Technology Inc	249,000	16,689,944
Jentech Precision Industrial Co Ltd	107,861	7,308,576
MediaTek Inc	3,194,436	141,948,094
Taiwan Semiconductor Manufacturing Co Ltd	50,807,556	1,902,814,702
		2,139,348,320
Technology Hardware, Storage & Peripherals - 0.1%
Asia Vital Components Co Ltd	133,000	4,341,739
Wiwynn Corp	311,000	29,849,070
		34,190,809
TOTAL INFORMATION TECHNOLOGY		2,614,381,362

TOTAL TAIWAN		2,761,850,532
THAILAND - 0.3%
Financials - 0.1%
Banks - 0.1%
SCB X PCL	3,725,894	14,830,377
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL	37,199,800	41,550,610
Materials - 0.1%
Chemicals - 0.1%
PTT Global Chemical PCL	18,430,220	14,994,822
TOTAL THAILAND		71,375,809
TURKEY - 0.3%
Financials - 0.0%
Banks - 0.0%
Akbank TAS	5,354,000	8,880,503
Industrials - 0.3%
Electrical Equipment - 0.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	17,767,531	50,995,696
Transportation Infrastructure - 0.1%
TAV Havalimanlari Holding AS (b)	2,936,897	18,093,527
TOTAL INDUSTRIALS		69,089,223

TOTAL TURKEY		77,969,726
UNITED ARAB EMIRATES - 0.9%
Energy - 0.6%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co PJSC	52,340,499	78,518,942
Oil, Gas & Consumable Fuels - 0.3%
Adnoc Gas PLC	89,921,600	81,525,458
TOTAL ENERGY		160,044,400

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	13,857,810	57,122,270
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Emaar Properties PJSC	12,128,110	47,548,914
TOTAL UNITED ARAB EMIRATES		264,715,584
UNITED KINGDOM - 0.7%
Financials - 0.1%
Capital Markets - 0.1%
Investec PLC	2,573,812	18,820,114
Materials - 0.6%
Metals & Mining - 0.6%
Anglogold Ashanti Plc (c)	2,603,824	147,532,668
Anglogold Ashanti Plc (South Africa)	521,039	29,094,298
		176,626,966
TOTAL UNITED KINGDOM		195,447,080
UNITED STATES - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Samsonite Group SA (d)(e)	6,512,400	14,185,178
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.4%
NVIDIA Corp	651,200	113,426,016
Software - 0.1%
Synopsys Inc (b)	47,900	28,908,608
TOTAL INFORMATION TECHNOLOGY		142,334,624

TOTAL UNITED STATES		156,519,802
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	540,130	9,466,581
TOTAL COMMON STOCKS (Cost $12,515,232,303)		16,171,763,517

International Equity Funds - 37.6%
	Shares	Value ($)
Fidelity Advisor China Region Fund - Class Z (g)	3,915,650	189,869,846
Fidelity SAI Emerging Markets Index Fund (g)	182,858,924	2,964,143,153
Fidelity SAI Emerging Markets Low Volatility Index Fund (g)	130,652,414	1,574,361,588
Fidelity SAI Emerging Markets Value Index Fund (g)	390,536,542	6,018,168,116
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,097,167,647)		10,746,542,703

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	2,462,434	25
Sberbank of Russia PJSC (b)(f)	3,791,522	0

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $19,998,262)		25

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (i)	4.26 to 4.28	4,100,000	4,079,179
US Treasury Bills 0% 10/23/2025 (i)	4.29 to 4.30	2,680,000	2,664,358
US Treasury Bills 0% 10/30/2025 (i)	4.20 to 4.29	2,630,000	2,612,417
US Treasury Bills 0% 10/9/2025 (i)	4.28 to 4.30	17,370,000	17,295,109
US Treasury Bills 0% 11/20/2025 (i)	4.14	1,790,000	1,774,074
US Treasury Bills 0% 11/28/2025 (i)	4.13	1,440,000	1,425,912
US Treasury Bills 0% 9/11/2025 (i)	4.30	5,190,000	5,184,501
US Treasury Bills 0% 9/18/2025 (i)	4.21 to 4.27	3,420,000	3,413,532
US Treasury Bills 0% 9/25/2025 (i)	4.23	2,540,000	2,533,126
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,975,175)			40,982,208

Money Market Funds - 6.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.36	202,278,034	202,318,490
Fidelity Securities Lending Cash Central Fund (j)(k)	4.36	151,620,412	151,635,574
Invesco Government & Agency Portfolio Institutional Class (l)	4.21	1,373,478,866	1,373,478,866
TOTAL MONEY MARKET FUNDS (Cost $1,727,412,787)			1,727,432,930

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $23,400,786,174)	28,686,721,383
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(138,557,679)
NET ASSETS - 100.0%	28,548,163,704

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	21,765	9/19/2025	1,376,527,425	32,283,486	32,283,486

The notional amount of futures purchased as a percentage of Net Assets is 4.8%

Currency Abbreviations
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,035,578,316 or 3.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $898,824,653 or 3.1% of net assets.

(f)	Level 3 security
(g)	Affiliated Fund
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $40,001,016.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	240,382,367	697,094,861	735,158,738	2,751,428	-	-	202,318,490	202,278,034	0.4%
Fidelity Securities Lending Cash Central Fund	182,642,111	472,185,817	503,192,354	308,625	-	-	151,635,574	151,620,412	0.5%
Total	423,024,478	1,169,280,678	1,238,351,092	3,060,053	-	-	353,954,064

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor China Region Fund - Class Z	159,406,093	-	-	-	-	30,463,753	189,869,846	3,915,650
Fidelity SAI Emerging Markets Index Fund	2,459,468,029	233,422,364	-	-	-	271,252,760	2,964,143,153	182,858,924
Fidelity SAI Emerging Markets Low Volatility Index Fund	1,516,874,526	-	-	-	-	57,487,062	1,574,361,588	130,652,414
Fidelity SAI Emerging Markets Value Index Fund	5,479,227,687	-	-	-	-	538,940,429	6,018,168,116	390,536,542
	9,614,976,335	233,422,364	-	-	-	898,144,004	10,746,542,703

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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